Share-based compensation - Summary of Share Based Compensation Recognized Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PSU Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	$ 1.2	$ 1.5
Non-current	1.2	0.6
Total	2.4	2.1
Deferred share unit [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	17.5	16.5
Total	$ 17.5	$ 16.5